CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 6,038	$ (21,590)	$ (166)
Unrealized gains (losses) on marketable securities:
Changes in unrealized gains (losses)	1,389	4,526	(5,046)
Less: reclassification adjustments for gains (losses) included in net income (loss)	0	(243)	68
Cash flow hedging activities adjustments:
Changes in unrealized gains (losses)	485	(2,955)	(3,427)
Less: reclassification adjustments for gains (losses) included in net income (loss)	(534)	4,799	2,795
Other comprehensive income (loss) before tax	1,340	6,127	(5,610)
Unrealized gains (losses) on marketable securities:
Income tax benefits (income tax expenses) related to components of other comprehensive income (loss)	(320)	(985)	1,145
Cash flow hedging activities adjustments:
Income tax benefits (income tax expenses) related to components of other comprehensive income (loss)	6	(221)	76
Income tax benefits (income tax expenses) related to components of other comprehensive income (loss)	(314)	(1,206)	1,221
Other comprehensive income (loss), net of tax	1,026	4,921	(4,389)
Comprehensive income (loss) attributable to Radware Ltd.’s shareholders	$ 7,064	$ (16,669)	$ (4,555)